Description of Organization and Business Operations - Additional Information (Detail)		3 Months Ended
	Jan. 12, 2021 USD ($) $ / shares shares	Jan. 12, 2021 USD ($) $ / shares
Proceeds from initial public offer		$ 603,750,000
Deferred underwriting commissions	$ 21,131,250	21,131,250
Cash	2,000,000.0	2,000,000.0
Working Capital Deficit	$ 1,200,000	$ 1,200,000
Restricted Investments Term	185 days
Percentage Of Public Shares To Be Redeemed On Non Completion Of Business Combination	100.00%	100.00%
Lock In Period For Redemption Of Public Shares After Closing Of IPO		24 months
Dissolution Expense		$ 100,000
Percentage of redeemable outstanding Public Shares held in the Trust Account	100.00%	100.00%
Minimum share price of the residual assets remaining available for distribution | $ / shares	$ 10.00	$ 10.00
Private Placement Warrants [Member]
Class of warrants and rights issued during the period | shares	9,383,333
Class of warrants and rights issued, price per warrant | $ / shares	$ 1.50
Proceeds from Issuance of Private Placement	$ 14,100,000
Exercise Price of Warrants or Rights | $ / shares	$ 10.00	10.00
Sponsor [Member]
Minimum Public Share price due to reductions in the value of the trust assets less taxes payable | $ / shares	$ 10.00	$ 10.00
Proceeds from unsecured and non-interest bearing promissory note		$ 296,000
Sponsor [Member] | Founder Shares [Member]
Proceeds from Issuance of Common Stock		25,000
Working Capital Loans [Member]
Due to Related Parties Current	$ 0	$ 0
Public Shares [Member]
Share Price | $ / shares	$ 10.00	$ 10.00
Maximum [Member]
Share Price | $ / shares	$ 10.00	$ 10.00
Minimum [Member]
Percentage Of Fair Market Value Of Target Business To Asset Held In Trust Account	80.00%	80.00%
Net Tangible Assets Required For Consummation Of Business Combination	$ 5,000,001	$ 5,000,001
Percentage of redeeming shares of public shares without the company's prior written consent	15.00%	15.00%
Minimum [Member] | Definitive Agreement of Initial Business Combination [Member]
Percentage of Voting Interests Acquired	50.00%	50.00%
Over-Allotment Option [Member]
Stock shares issued during the period | shares	7,875,000
IPO [Member]
Stock shares issued during the period | shares	60,375,000
Proceeds from initial public offer	$ 603,800,000
Offering costs	33,900,000	$ 33,900,000
Deferred underwriting commissions	$ 21,100,000	$ 21,100,000
Share Price | $ / shares	$ 10.00	$ 10.00
Payment to acquire restricted investments	$ 603,800,000